Long-Term Debt And Other Borrowings, Net - Summary of Debt Instruments (Detail) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Accumulated Amortization, Debt Issuance Costs	$ 6.1	$ 3.7